Expenses by nature and function (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue Details [Abstract]
Personnel expense	$ 20,226	$ 28,628	$ 26,509
Depreciation and amortization	9,067	12,636	12,736
Hosting and software licenses	5,355	6,647	4,200
Marketing	3,120	10,282	13,709
Professional services	2,414	2,889	3,800
Stock-based compensation	2,479	8,712	11,683
Insurance and licenses	2,000	3,138	2,316
Credit verification costs	1,256	1,918	1,990
Premises	1,029	1,224	1,040
Others	3,589	3,741	3,588
Total	$ 50,535	$ 79,815	$ 81,571